UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

 MANAGEMENT INVESTMENT COMPANY

                  Investment Company Act file number 811-01608

Franklin High Income Trust

(Exact name of registrant as specified in charter)

One Franklin Parkway, San Mateo, CA  94403-1906

(Address of principal executive offices) (Zip code)

Craig S. Tyle, One Franklin Parkway, San Mateo, CA  94403-1906

(Name and address of agent for service)

Registrant's telephone number, including area code: _650 312-2000

Date of fiscal year end: _5/31

Date of reporting period: 8/31/16

Item 1. Schedule of Investments.

FRANKLIN HIGH INCOME TRUST

Statement of Investments, August 31, 2016 (unaudited)
Franklin High Income Fund
		Shares/
	Country	Warrants	Value

Common Stocks and Other Equity Interests 0.0%†
Consumer Services 0.0%†
[a,b] Red Rock Resorts Inc., A	United States	5,447	$120,072
Materials 0.0%†
[a] Verso Corp., A.	United States	83,362	526,014
[a] Verso Corp., wts., 7/15/23.	United States	8,775	—
			526,014
Transportation 0.0%†
[a,b] CEVA Holdings LLC	United Kingdom	3,364	1,177,477
Total Common Stocks and Other Equity Interests
(Cost $6,025,545)			1,823,563

Convertible Preferred Stocks 0.1%
Transportation 0.1%
[a,b] CEVA Holdings LLC, cvt. pfd., A-1	United Kingdom	134	67,000
[a,b] CEVA Holdings LLC, cvt. pfd., A-2	United Kingdom	7,283	2,548,917
Total Convertible Preferred Stocks (Cost $11,036,794)			2,615,917

		Principal
		Amount*

Corporate Bonds 95.6%
Automobiles & Components 1.7%
Fiat Chrysler Automobiles NV, senior note, 5.25%, 4/15/23	United Kingdom	$32,500,000	33,643,675
The Goodyear Tire & Rubber Co.,
senior bond, 5.00%, 5/31/26	United States	9,400,000	9,864,078
senior note, 5.125%, 11/15/23	United States	15,000,000	15,750,000
[c] International Automotive Components Group SA, senior secured note, 144A,
9.125%, 6/01/18	United States	14,000,000	13,912,500
			73,170,253
Banks 4.1%
[d] Bank of America Corp., junior sub. bond, M, 8.125% to 5/15/18, FRN thereafter,
Perpetual	United States	42,500,000	43,821,665
CIT Group Inc.,
senior note, 5.375%, 5/15/20	United States	17,000,000	18,211,250
senior note, 5.00%, 8/15/22	United States	33,650,000	35,753,125
[d] Citigroup Inc., junior sub. bond, M, 6.30% to 5/15/24, FRN thereafter, Perpetual	United States	45,000,000	46,631,250
[d] JPMorgan Chase & Co.,
junior sub. bond, R, 6.00% to 8/01/23, FRN thereafter, Perpetual	United States	5,000,000	5,283,500
junior sub. bond, V, 5.00% to 7/30/19, FRN thereafter, Perpetual	United States	9,900,000	9,887,625
Royal Bank of Scotland Group PLC,
sub. note, 6.125%, 12/15/22	United Kingdom	4,000,000	4,282,200
sub. note, 5.125%, 5/28/24	United Kingdom	10,000,000	10,130,750
			174,001,365
Capital Goods 2.2%
[c] CBC Ammo LLC/CBC FinCo Inc., senior note, 144A, 7.25%, 11/15/21	Brazil	24,000,000	22,740,000
[c] Cloud Crane LLC, secured note, second lien, 144A, 10.125%, 8/01/24.	United States	6,100,000	6,344,000
[c] DigitalGlobe Inc., senior note, 144A, 5.25%, 2/01/21	United States	11,000,000	11,000,000
[c] HD Supply Inc., senior note, 144A, 5.75%, 4/15/24	United States	9,500,000	10,141,250
Navistar International Corp., senior bond, 8.25%, 11/01/21.	United States	13,500,000	11,160,450

Quarterly Statement of Investments | See Notes to Statement of Investments. | 1

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Capital Goods (continued)
TransDigm Inc.,
senior sub. bond, 6.50%, 7/15/24	United States	$8,000,000	$8,340,000
senior sub. bond, 6.50%, 5/15/25	United States	4,200,000	4,362,750
[c] senior sub. bond, 144A, 6.375%, 6/15/26	United States	8,200,000	8,405,000
senior sub. note, 6.00%, 7/15/22	United States	9,400,000	9,823,000
			92,316,450
Commercial & Professional Services 1.2%
[c] Acosta Inc., senior note, 144A, 7.75%, 10/01/22	United States	29,000,000	26,933,750
[b,e] Goss Graphic Systems Inc., senior sub. note, 12.25%, 11/19/05	United States	9,053,899	906
United Rentals North America Inc.,
senior bond, 5.75%, 11/15/24	United States	14,000,000	14,630,000
senior bond, 5.875%, 9/15/26	United States	9,600,000	10,032,000
			51,596,656
Consumer Durables & Apparel 3.6%
[c] Hanesbrands Inc., senior note, 144A, 4.625%, 5/15/24	United States	26,300,000	27,647,875
KB Home,
senior bond, 7.50%, 9/15/22	United States	23,000,000	24,667,500
senior note, 7.00%, 12/15/21	United States	10,000,000	10,725,000
PulteGroup Inc., senior bond, 5.00%, 1/15/27	United States	33,600,000	34,524,000
[c] Taylor Morrison Communities Inc./Monarch Communities Inc.,
senior note, 144A, 5.875%, 4/15/23	United States	12,500,000	13,125,000
senior note, 144A, 5.625%, 3/01/24	United States	25,000,000	25,750,000
Toll Brothers Finance Corp., senior bond, 5.625%, 1/15/24	United States	14,000,000	15,050,000
			151,489,375
Consumer Services 5.2%
[c] 1011778 BC ULC/New Red Finance Inc.,
secured note, second lien, 144A, 6.00%, 4/01/22	Canada	23,500,000	24,645,625
senior secured note, first lien, 144A, 4.625%, 1/15/22	Canada	14,000,000	14,525,000
[c] 24 Hour Holdings III LLC, senior note, 144A, 8.00%, 6/01/22	United States	30,000,000	24,675,000
[c,e] Fontainebleau Las Vegas, senior secured bond, first lien, 144A, 11.00%, 6/15/15	United States	20,000,000	2,100
GLP Capital LP/GLP Financing II Inc., senior note, 5.375%, 4/15/26	United States	11,500,000	12,592,500
[c] International Game Technology PLC,
senior secured bond, 144A, 6.50%, 2/15/25	United States	24,000,000	26,160,000
senior secured note, 144A, 6.25%, 2/15/22	United States	22,000,000	23,815,000
[c] KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC,
senior note, 144A, 5.00%, 6/01/24	United States	15,600,000	16,399,032
senior note, 144A, 5.25%, 6/01/26	United States	17,700,000	18,850,500
MGM Resorts International,
senior note, 6.625%, 12/15/21	United States	5,000,000	5,637,500
senior note, 6.00%, 3/15/23	United States	8,500,000	9,248,850
[c] Wynn Las Vegas LLC/Wynn Las Vegas Capital Corp., senior bond, 144A, 5.50%,
3/01/25	United States	20,000,000	20,275,000
[c] Wynn Macau Ltd., senior note, 144A, 5.25%, 10/15/21.	Macau	21,500,000	21,903,125
			218,729,232
Diversified Financials 3.5%
AerCap Ireland Capital Ltd./AerCap Global Aviation Trust,
senior note, 4.25%, 7/01/20	Netherlands	9,250,000	9,704,221
senior note, 4.625%, 10/30/20	Netherlands	5,800,000	6,157,657
senior note, 5.00%, 10/01/21	Netherlands	15,000,000	16,189,875
senior note, 4.625%, 7/01/22	Netherlands	13,400,000	14,241,721

|2

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Diversified Financials (continued)
Deutsche Bank AG, sub. bond, 4.296% to 5/24/23, FRN thereafter, 5/24/28	Germany	$24,000,000	$21,391,200
E*TRADE Financial Corp., senior note, 4.625%, 9/15/23	United States	10,000,000	10,428,600
[c] MSCI Inc., senior note, 144A, 4.75%, 8/01/26	United States	9,700,000	9,978,875
Navient Corp.,
senior note, 5.50%, 1/15/19	United States	27,000,000	27,810,000
senior note, 4.875%, 6/17/19	United States	4,000,000	4,050,000
senior note, 5.00%, 10/26/20	United States	12,500,000	12,593,750
senior note, 5.875%, 3/25/21	United States	5,000,000	5,081,250
senior note, 6.625%, 7/26/21	United States	9,500,000	9,820,625
			147,447,774
Energy 13.9%
[c,e] Alpha Natural Resources Inc., second lien, 144A, 7.50%, 8/01/20	United States	25,000,000	171,875
[e] Atlas Energy Holdings Operating Co. LLC/Atlas Resource Finance Corp.,
senior note, 7.75%, 1/15/21	United States	25,500,000	5,227,500
senior note, 9.25%, 8/15/21	United States	17,400,000	3,567,000
[e] BreitBurn Energy Partners LP/BreitBurn Finance Corp., senior bond, 7.875%,
4/15/22	United States	45,000,000	17,775,000
California Resources Corp.,
[c] secured note, second lien, 144A, 8.00%, 12/15/22	United States	19,782,000	13,451,760
senior bond, 6.00%, 11/15/24	United States	850,000	414,375
senior note, 5.50%, 9/15/21	United States	411,000	213,720
Calumet Specialty Products Partners LP/Calumet Finance Corp.,
senior note, 7.75%, 4/15/23	United States	30,100,000	24,531,500
[c] senior note, 144A, 11.50%, 1/15/21	United States	6,800,000	7,803,000
CGG SA,
senior note, 6.50%, 6/01/21	France	24,000,000	11,880,000
senior note, 6.875%, 1/15/22	France	20,800,000	10,296,000
[e] Chaparral Energy Inc.,
senior bond, 8.25%, 9/01/21	United States	10,000,000	6,350,000
senior bond, 7.625%, 11/15/22	United States	6,700,000	4,254,500
senior note, 9.875%, 10/01/20	United States	15,000,000	9,525,000
[e,f] CHC Helicopter SA,
senior note, 9.375%, 6/01/21	Canada	10,000,000	1,900,000
senior secured note, first lien, 9.25%, 10/15/20	Canada	37,800,000	18,711,000
[c] Cheniere Corpus Christi Holdings LLC, senior secured note, 144A, 7.00%, 6/30/24	United States	15,600,000	16,770,000
[c] Chesapeake Energy Corp., secured note, second lien, 144A, 8.00%, 12/15/22	United States	17,207,000	16,432,685
Clayton Williams Energy Inc., senior note, 7.75%, 4/01/19	United States	12,550,000	11,859,750
CONSOL Energy Inc., senior note, 8.00%, 4/01/23	United States	25,000,000	24,500,000
Crestwood Midstream Partners LP/Crestwood Midstream Partners Finance Corp.,
senior note, 6.25%, 4/01/23.	United States	17,000,000	16,660,000
CSI Compressco LP/CSI Compressco Finance Inc., senior note, 7.25%, 8/15/22	United States	12,900,000	11,674,500
Energy Transfer Equity LP,
senior note, first lien, 7.50%, 10/15/20	United States	6,500,000	7,150,000
senior secured bond, first lien, 5.875%, 1/15/24	United States	15,000,000	15,450,000
senior secured bond, first lien, 5.50%, 6/01/27	United States	17,900,000	18,034,250
[e,f] Energy XXI Gulf Coast Inc.,
senior note, 9.25%, 12/15/17	United States	26,000,000	2,600,000
[c] senior secured note, second lien, 144A, 11.00%, 3/15/20	United States	10,000,000	4,187,500

|3

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*		Value

Corporate Bonds (continued)
Energy (continued)
[c] EnQuest PLC, senior note, 144A, 7.00%, 4/15/22	United Kingdom	$20,000,000		$10,900,000
[e] EPL Oil & Gas Inc., senior note, 8.25%, 2/15/18	United States	20,000,000		2,800,000
Ferrellgas LP/Ferrellgas Finance Corp., senior note, 6.75%, 6/15/23	United States	32,000,000		29,040,000
[b,e] Goodrich Petroleum Corp.,
second lien, 144A, 8.00%, 3/15/18	United States	15,000	[g]	4,180,872
secured note, second lien, 144A, 8.875%, 3/15/18	United States	17,500	[g]	5,015,086
[e] Halcon Resources Corp.,
senior note, 9.75%, 7/15/20	United States	20,000,000		5,050,000
senior note, 8.875%, 5/15/21	United States	5,000,000		1,212,500
[c] senior secured note, third lien, 144A, 13.00%, 2/15/22	United States	20,000,000		11,300,000
[c,e] Linn Energy LLC/Finance Corp., senior secured note, second lien, 144A, 12.00%,
12/15/20	United States	35,000,000		15,225,000
Martin Midstream Partners LP/Martin Midstream Finance Corp., senior note, 7.25%,
2/15/21	United States	17,000,000		16,213,750
Memorial Production Partners LP/Memorial Production Finance Corp.,
senior note, 7.625%, 5/01/21	United States	15,500,000		7,982,500
senior note, 6.875%, 8/01/22	United States	10,000,000		5,000,000
[e] Midstates Petroleum Co. Inc./LLC, senior note, 9.25%, 6/01/21	United States	25,000,000		1,125,000
[c] Murray Energy Corp., secured note, second lien, 144A, 11.25%, 4/15/21	United States	24,500,000		10,780,000
[c,e] Peabody Energy Corp., senior secured note, second lien, 144A, 10.00%, 3/15/22	United States	53,000,000		17,225,000
[e] Penn Virginia Corp., senior note, 8.50%, 5/01/20	United States	25,000,000		9,375,000
QEP Resources Inc., senior bond, 5.375%, 10/01/22	United States	14,000,000		13,930,000
Sabine Pass Liquefaction LLC,
first lien, 5.625%, 2/01/21	United States	22,000,000		23,210,000
first lien, 5.625%, 4/15/23	United States	13,300,000		14,064,750
senior secured note, first lien, 5.625%, 3/01/25	United States	10,000,000		10,612,500
Sanchez Energy Corp.,
senior note, 7.75%, 6/15/21	United States	7,000,000		6,125,000
senior note, 6.125%, 1/15/23	United States	8,000,000		6,360,000
[c,e] Triangle USA Petroleum Corp., senior note, 144A, 6.75%, 7/15/22.	United States	20,000,000		4,900,000
W&T Offshore Inc., senior note, 8.50%, 6/15/19	United States	40,000,000		12,400,000
Weatherford International Ltd.,
senior note, 5.125%, 9/15/20	United States	8,300,000		7,843,500
senior note, 7.75%, 6/15/21	United States	10,000,000		9,862,500
senior note, 4.50%, 4/15/22	United States	8,500,000		7,097,500
senior note, 8.25%, 6/15/23	United States	19,600,000		19,313,448
WPX Energy Inc., senior note, 6.00%, 1/15/22	United States	17,000,000		16,617,500
				586,152,321
Food, Beverage & Tobacco 2.7%
[c] Dole Food Co. Inc., senior secured note, 144A, 7.25%, 5/01/19.	United States	7,900,000		8,077,750
[c] JBS USA LLC/Finance Inc.,
senior bond, 144A, 5.875%, 7/15/24	United States	17,100,000		17,741,250
senior note, 144A, 8.25%, 2/01/20	United States	17,000,000		17,765,000
senior note, 144A, 7.25%, 6/01/21	United States	10,000,000		10,400,000
[c] Post Holdings Inc.,
senior bond, 144A, 5.00%, 8/15/26.	United States	33,000,000		33,000,000
senior note, 144A, 6.75%, 12/01/21	United States	24,000,000		25,830,000
				112,814,000

|4

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Health Care Equipment & Services 5.8%
Alere Inc., senior sub. note, 6.50%, 6/15/20	United States	$6,300,000	$6,213,375
CHS/Community Health Systems Inc.,
senior note, 8.00%, 11/15/19	United States	20,000,000	19,025,000
senior note, 7.125%, 7/15/20	United States	13,300,000	11,962,020
senior note, 6.875%, 2/01/22	United States	4,600,000	3,841,000
senior secured note, 5.125%, 8/01/21	United States	4,100,000	4,053,875
senior secured note, first lien, 5.125%, 8/15/18	United States	502,000	508,325
DaVita Inc.,
senior bond, 5.125%, 7/15/24	United States	15,000,000	15,515,625
senior bond, 5.00%, 5/01/25	United States	17,400,000	17,678,400
HCA Inc.,
senior bond, 5.875%, 5/01/23	United States	40,000,000	42,600,000
senior bond, 5.375%, 2/01/25	United States	7,000,000	7,238,910
senior secured bond, first lien, 5.875%, 3/15/22	United States	5,000,000	5,512,500
senior secured bond, first lien, 5.25%, 4/15/25	United States	11,000,000	11,811,250
senior secured note, first lien, 5.00%, 3/15/24	United States	20,000,000	21,200,000
[c] MPH Acquisition Holdings LLC, senior note, 144A, 7.125%, 6/01/24	United States	7,300,000	7,865,750
Tenet Healthcare Corp.,
first lien, 6.00%, 10/01/20	United States	6,700,000	7,102,000
senior note, 5.00%, 3/01/19	United States	10,700,000	10,459,250
senior note, 8.125%, 4/01/22	United States	20,000,000	20,350,000
senior note, 6.75%, 6/15/23	United States	13,700,000	13,109,188
[c] Vizient Inc., senior note, 144A, 10.375%, 3/01/24	United States	16,800,000	19,110,000
			245,156,468
Materials 13.5%
ArcelorMittal,
senior note, 6.50%, 3/01/21	France	20,800,000	22,626,552
senior note, 6.125%, 6/01/25	France	10,800,000	11,664,000
[c] Ardagh Packaging Finance PLC/Ardagh MP Holdings USA Inc.,
senior note, 144A, 6.25%, 1/31/19	Luxembourg	4,100,000	4,212,750
senior note, 144A, 7.00%, 11/15/20	Luxembourg	2,647,059	2,656,985
senior note, 144A, 6.00%, 6/30/21	Luxembourg	7,000,000	7,245,000
[h] senior secured note, 144A, FRN, 3.653%, 12/15/19	Luxembourg	20,800,000	21,060,000
[c] Axalta Coating Systems LLC, senior note, 144A, 4.875%, 8/15/24	Netherlands	9,600,000	10,032,000
[c] Barminco Finance Pty. Ltd., senior note, 144A, 9.00%, 6/01/18	Australia	27,500,000	26,125,000
[c] Cemex Finance LLC, senior secured note, first lien, 144A, 6.00%, 4/01/24	Mexico	10,800,000	11,371,158
[c] Cemex SAB de CV,
first lien, 144A, 5.70%, 1/11/25	Mexico	30,000,000	31,016,550
senior secured bond, first lien, 144A, 6.125%, 5/05/25	Mexico	7,000,000	7,391,195
The Chemours Co.,
senior bond, 7.00%, 5/15/25	United States	8,500,000	8,175,938
senior note, 6.625%, 5/15/23	United States	37,000,000	35,705,000
[c] CVR Partners LP/CVR Nitrogen Finance Corp., 144A, 9.25%, 6/15/23.	United States	22,000,000	21,890,000
[c] Eldorado Gold Corp., senior note, 144A, 6.125%, 12/15/20.	Canada	21,700,000	22,223,404
[c] First Quantum Minerals Ltd.,
senior note, 144A, 6.75%, 2/15/20	Canada	20,000,000	17,600,000
senior note, 144A, 7.00%, 2/15/21	Canada	35,000,000	30,275,000

|5

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Materials (continued)
[c] FMG Resources (August 2006) Pty. Ltd., senior secured note, 144A, 9.75%, 3/01/22.	Australia	$18,000,000	$20,809,800
[c] Novelis Corp., senior note, 144A, 6.25%, 8/15/24	United States	16,000,000	16,720,000
Novelis Inc., senior note, 8.75%, 12/15/20	Canada	19,000,000	19,938,125
[c] Owens-Brockway Glass Container Inc.,
senior note, 144A, 5.00%, 1/15/22	United States	13,000,000	13,731,250
senior note, 144A, 5.875%, 8/15/23	United States	10,000,000	10,956,250
[c] Platform Specialty Products Corp.,
senior note, 144A, 10.375%, 5/01/21	United States	7,400,000	7,788,500
senior note, 144A, 6.50%, 2/01/22	United States	25,000,000	23,812,500
[c] Rain CII Carbon LLC/CII Carbon Corp., second lien, 144A, 8.25%, 1/15/21	United States	18,700,000	17,905,250
Reynolds Group Issuer Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer
Luxembourg SA,
first lien, 5.75%, 10/15/20	United States	16,000,000	16,520,000
[c] first lien, 144A, 5.125%, 7/15/23.	United States	7,200,000	7,479,000
senior note, 9.875%, 8/15/19	United States	1,552,000	1,598,560
senior note, 8.25%, 2/15/21	United States	20,000,000	20,822,580
[c] senior note, 144A, 7.00%, 7/15/24	United States	4,000,000	4,292,500
[c,h] senior secured note, first lien, 144A, FRN, 4.127%, 7/15/21	United States	5,300,000	5,392,750
[c] Sealed Air Corp., senior bond, 144A, 5.50%, 9/15/25	United States	18,000,000	19,706,400
Steel Dynamics Inc.,
senior bond, 5.50%, 10/01/24	United States	15,000,000	15,862,500
senior note, 5.125%, 10/01/21	United States	8,500,000	8,882,500
[c] Summit Materials LLC/Summit Materials Finance Corp., senior note, 144A, 8.50%,
4/15/22	United States	28,000,000	30,730,000
[c] Univar USA Inc., senior note, 144A, 6.75%, 7/15/23	United States	11,500,000	11,960,000
			566,178,997
Media 10.5%
[c] Altice U.S. Finance I Corp., senior secured bond, 144A, 5.50%, 5/15/26	United States	23,550,000	24,827,823
AMC Networks Inc., senior note, 5.00%, 4/01/24	United States	22,800,000	23,455,500
CCO Holdings LLC/CCO Holdings Capital Corp.,
senior bond, 5.25%, 9/30/22	United States	25,000,000	26,312,500
senior bond, 5.125%, 2/15/23	United States	10,000,000	10,525,000
[c] senior bond, 144A, 5.375%, 5/01/25	United States	12,000,000	12,675,000
[c] senior bond, 144A, 5.75%, 2/15/26.	United States	13,200,000	14,157,000
Clear Channel Worldwide Holdings Inc.,
senior note, 6.50%, 11/15/22	United States	3,500,000	3,556,875
senior note, 6.50%, 11/15/22	United States	6,500,000	6,841,250
senior sub. note, 7.625%, 3/15/20	United States	1,650,000	1,592,250
senior sub. note, 7.625%, 3/15/20	United States	14,000,000	14,175,000
CSC Holdings LLC,
[c] senior bond, 144A, 10.875%, 10/15/25	United States	8,600,000	10,110,332
senior note, 6.75%, 11/15/21	United States	5,000,000	5,350,000
senior note, 5.25%, 6/01/24	United States	28,000,000	27,317,360
DISH DBS Corp.,
senior bond, 5.00%, 3/15/23	United States	5,000,000	4,825,500
senior note, 5.875%, 7/15/22	United States	25,000,000	25,531,250
senior note, 5.875%, 11/15/24	United States	17,500,000	17,325,000
Gannett Co. Inc., senior bond, 6.375%, 10/15/23.	United States	10,000,000	10,862,500
iHeartCommunications Inc.,
senior secured bond, first lien, 9.00%, 3/01/21	United States	33,000,000	24,873,750
senior secured note, first lien, 9.00%, 9/15/22	United States	15,000,000	11,043,750

|6

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Media (continued)
[c] Nextstar Escrow Corp., senior note, 144A, 5.625%, 8/01/24	United States	$11,600,000	$11,861,000
[c] Radio One Inc., senior sub. note, 144A, 9.25%, 2/15/20	United States	19,000,000	18,050,000
[c] Sirius XM Radio Inc.,
senior bond, 144A, 6.00%, 7/15/24.	United States	17,000,000	18,296,250
senior bond, 144A, 5.375%, 4/15/25	United States	13,400,000	14,070,000
[c] Unitymedia KabelBW GmbH, senior bond, 144A, 6.125%, 1/15/25	Germany	23,500,000	25,321,250
[c] Univision Communications Inc.,
senior secured note, first lien, 144A, 5.125%, 5/15/23	United States	5,000,000	5,225,000
senior secured note, first lien, 144A, 5.125%, 2/15/25	United States	16,000,000	16,780,000
[c] Virgin Media Secured Finance PLC,
senior secured bond, 144A, 5.25%, 1/15/26	United Kingdom	20,000,000	20,500,000
senior secured bond, first lien, 144A, 5.50%, 1/15/25	United Kingdom	17,000,000	17,531,250
senior secured bond, first lien, 144A, 5.50%, 8/15/26	United Kingdom	7,300,000	7,646,750
[c] WMG Acquisition Corp., secured note, 144A, 5.00%, 8/01/23	United States	8,500,000	8,755,000
			439,394,140
Pharmaceuticals, Biotechnology & Life Sciences 4.4%
[c] AMAG Pharmaceuticals Inc., senior note, 144A, 7.875%, 9/01/23	United States	29,000,000	28,673,750
[c] Concordia International Corp., senior note, 144A, 7.00%, 4/15/23	Canada	24,000,000	18,720,000
[c] Endo Finance LLC/Endo Ltd./Endo Finco Inc.,
senior bond, 144A, 6.00%, 2/01/25.	United States	28,400,000	25,347,000
senior note, 144A, 6.00%, 7/15/23	United States	16,200,000	14,782,500
Grifols Worldwide Operations Ltd., senior note, 5.25%, 4/01/22.	United States	5,700,000	5,985,000
Horizon Pharma Inc., senior note, 6.625%, 5/01/23	United States	24,000,000	24,120,000
[c] Valeant Pharmaceuticals International, senior note, 144A, 6.375%, 10/15/20	United States	36,000,000	34,560,000
[c] Valeant Pharmaceuticals International Inc.,
senior bond, 144A, 6.125%, 4/15/25	United States	12,500,000	11,015,625
senior note, 144A, 7.50%, 7/15/21	United States	10,000,000	9,865,600
senior note, 144A, 5.625%, 12/01/21	United States	15,000,000	13,612,500
			186,681,975
Real Estate 0.7%
Equinix Inc., senior bond, 5.375%, 4/01/23	United States	20,000,000	21,250,000
MPT Operating Partnership LP/MPT Finance Corp., senior bond, 5.25%, 8/01/26	United States	7,700,000	8,200,500
			29,450,500
Retailing 1.0%
[c] Argos Merger Sub Inc., senior note, 144A, 7.125%, 3/15/23	United States	12,700,000	13,382,625
Netflix Inc.,
senior bond, 5.875%, 2/15/25	United States	10,000,000	10,900,000
senior note, 5.50%, 2/15/22	United States	18,000,000	19,440,000
			43,722,625
Semiconductors & Semiconductor Equipment 0.6%
[c] Qorvo Inc.,
senior bond, 144A, 7.00%, 12/01/25	United States	5,000,000	5,562,500
senior note, 144A, 6.75%, 12/01/23	United States	15,800,000	17,261,500
			22,824,000

|7

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Software & Services 3.3%
[c] BMC Software Finance Inc., senior note, 144A, 8.125%, 7/15/21.	United States	$45,000,000	$39,825,000
[c] First Data Corp.,
second lien, 144A, 5.75%, 1/15/24	United States	30,000,000	30,825,000
secured note, first lien, 144A, 5.00%, 1/15/24	United States	10,000,000	10,212,500
senior note, 144A, 7.00%, 12/01/23	United States	14,000,000	14,735,000
Infor (U.S.) Inc., senior note, 6.50%, 5/15/22	United States	41,500,000	42,278,125
			137,875,625
Technology Hardware & Equipment 3.2%
[c,f] Blackboard Inc., senior note, 144A, 7.75%, 11/15/19	United States	23,500,000	22,207,500
[c] CommScope Inc.,
senior bond, 144A, 5.50%, 6/15/24.	United States	7,000,000	7,376,250
senior note, 144A, 5.00%, 6/15/21	United States	15,000,000	15,618,750
[c] CommScope Technologies Finance LLC, senior bond, 144A, 6.00%, 6/15/25	United States	10,200,000	10,875,750
[c] Diamond 1 Finance Corp./Diamond 2 Finance Corp.,
senior note, 144A, 5.875%, 6/15/21	United States	4,500,000	4,765,405
senior note, 144A, 7.125%, 6/15/24	United States	4,900,000	5,312,051
senior secured bond, first lien, 144A, 5.45%, 6/15/23	United States	7,000,000	7,467,999
senior secured bond, first lien, 144A, 6.02%, 6/15/26	United States	5,400,000	5,799,244
[c] Plantronics Inc., senior note, 144A, 5.50%, 5/31/23	United States	11,000,000	11,467,500
[c] Western Digital Corp., senior note, 144A, 10.50%, 4/01/24	United States	38,250,000	43,318,125
			134,208,574
Telecommunication Services 9.9%
CenturyLink Inc.,
senior bond, 6.75%, 12/01/23	United States	6,300,000	6,654,375
senior bond, 5.625%, 4/01/25	United States	17,800,000	17,421,750
senior note, 5.80%, 3/15/22	United States	27,000,000	28,089,450
[c] Digicel Group Ltd., senior note, 144A, 8.25%, 9/30/20	Bermuda	15,000,000	13,641,450
[c] Digicel Ltd.,
senior note, 144A, 6.00%, 4/15/21	Bermuda	22,000,000	20,139,570
senior note, 144A, 6.75%, 3/01/23	Bermuda	8,100,000	7,415,145
[c] Hughes Satellite Systems Corp., senior bond, 144A, 6.625%, 8/01/26	United States	27,350,000	27,213,250
Intelsat Jackson Holdings SA,
senior bond, 5.50%, 8/01/23	Luxembourg	15,000,000	10,312,500
senior note, 7.25%, 10/15/20	Luxembourg	10,000,000	7,825,000
senior note, 7.50%, 4/01/21	Luxembourg	12,000,000	9,090,000
[c] senior secured note, first lien, 144A, 8.00%, 2/15/24.	Luxembourg	8,400,000	8,442,000
[c] Millicom International Cellular SA, senior note, 144A, 6.625%, 10/15/21	Luxembourg	30,000,000	31,702,500
[b,e] RSL Communications PLC,
senior discount bond, 10.125%, 3/01/08	United Kingdom	44,500,000	—
senior note, 12.00%, 11/01/08	United Kingdom	6,250,000	—
Sprint Communications Inc.,
senior note, 8.375%, 8/15/17	United States	20,000,000	20,880,200
senior note, 6.00%, 11/15/22	United States	12,500,000	11,402,375
[c] senior note, 144A, 9.00%, 11/15/18	United States	37,000,000	40,885,000
[c] senior note, 144A, 7.00%, 3/01/20	United States	9,800,000	10,559,500
Sprint Corp.,
senior bond, 7.125%, 6/15/24	United States	6,000,000	5,625,000
senior note, 7.625%, 2/15/25	United States	20,000,000	19,043,800

|8

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
		Principal
	Country	Amount*	Value

Corporate Bonds (continued)
Telecommunication Services (continued)
T-Mobile USA Inc.,
senior bond, 6.50%, 1/15/24	United States	$7,400,000	$7,982,750
senior bond, 6.375%, 3/01/25	United States	22,400,000	24,164,000
senior note, 6.542%, 4/28/20	United States	11,700,000	12,094,875
senior note, 6.633%, 4/28/21	United States	9,000,000	9,461,250
senior note, 6.731%, 4/28/22	United States	9,000,000	9,495,000
senior note, 6.00%, 4/15/24	United States	8,500,000	9,073,750
[c] Wind Acquisition Finance SA,
secured note, second lien, 144A, 7.375%, 4/23/21	Italy	32,000,000	33,187,200
senior secured note, first lien, 144A, 4.75%, 7/15/20.	Italy	15,000,000	15,262,500
			417,064,190
Transportation 1.1%
[c] Florida East Coast Holdings Corp.,
secured note, first lien, 144A, 6.75%, 5/01/19	United States	15,000,000	15,525,000
senior note, 144A, 9.75%, 5/01/20	United States	9,300,000	8,370,000
[c] Stena International SA, senior secured bond, first lien, 144A, 5.75%, 3/01/24	Sweden	18,200,000	15,561,000
[c] XPO Logistics Inc., senior note, 144A, 6.125%, 9/01/23	United States	6,800,000	7,004,000
			46,460,000
Utilities 3.5%
Calpine Corp.,
senior bond, 5.75%, 1/15/25	United States	15,400,000	15,400,000
senior note, 5.375%, 1/15/23	United States	18,300,000	18,402,846
[c] senior secured bond, first lien, 144A, 5.875%, 1/15/24	United States	7,500,000	7,968,750
Dynegy Inc., senior bond, 7.625%, 11/01/24	United States	3,000,000	2,947,500
[c] InterGen NV, secured bond, 144A, 7.00%, 6/30/23	Netherlands	43,000,000	35,475,000
NRG Yield Operating LLC,
senior bond, 5.375%, 8/15/24	United States	19,000,000	19,902,500
[c] senior bond, 144A, 5.00%, 9/15/26.	United States	19,000,000	19,047,500
Talen Energy Supply LLC, senior bond, 6.50%, 6/01/25	United States	13,000,000	11,210,940
[c,e] Texas Competitive Electric Holdings Co. LLC/Texas Competitive Electric Holdings
Finance Inc., senior secured note, first lien, 144A, 11.50%, 10/01/20	United States	50,000,000	16,312,500
			146,667,536
Total Corporate Bonds (Cost $4,471,726,451)			4,023,402,056

Senior Floating Rate Interests (Cost $30,081,048) 0.7%
Household & Personal Products 0.7%
[h] Sun Products Corp., Tranche B Term Loan, 5.50%, 3/23/20	United States	30,251,351	30,333,271

		Shares

Litigation Trusts (Cost $—) 0.0%
[a,b] NewPage Corp., Litigation Trust	United States	30,000,000	—
Total Investments before Short Term Investments
(Cost $4,518,869,838)			4,058,174,807

|9

FRANKLIN HIGH INCOME TRUST
STATEMENT OF INVESTMENTS (UNAUDITED)

Franklin High Income Fund (continued)
	Country	Shares	Value
Short Term Investments (Cost $56,360,154) 1.4%
Money Market Funds 1.4%
[a,i] Institutional Fiduciary Trust Money Market Portfolio	United States	56,360,154	$56,360,154
Total Investments (Cost $4,575,229,992) 97.8%			4,114,534,961
Other Assets, less Liabilities 2.2%.			94,629,656
Net Assets 100.0%			$4,209,164,617

See Abbreviations on page 14.

†Rounds to less than 0.1% of net assets.
*The principal amount is stated in U.S. dollars unless otherwise indicated.
aNon-income producing.
bSecurity has been deemed illiquid because it may not be able to be sold within seven days. At August 31, 2016, the aggregate value of these securities was $13,110,329, representing 0.3% of net assets.
cSecurity was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration only to qualified institutional buyers or in a public offering registered under the Securities Act of 1933. These securities have been deemed liquid under guidelines approved by the Trust’s Board of Trustees. At
August 31, 2016, the aggregate value of these securities was $2,022,656,638, representing 48.1% of net assets.
dPerpetual security with no stated maturity date.
eDefaulted security or security for which income has been deemed uncollectible.
fAt August 31, 2016, pursuant to the Fund’s policies and the requirements of applicable securities law, the Fund is restricted from trading these securities at period end.
gPrincipal amount is stated in 1,000 Units.
hThe coupon rate shown represents the rate at period end.
iSee Note 5 regarding investments in affiliated management investment companies.

|10

FRANKLIN HIGH INCOME TRUST

Notes to Statement of Investments (unaudited)

1. ORGANIZATION

Franklin High Income Trust (Trust) is registered under the Investment Company Act of 1940 as an open-end management investment company, consisting of one fund, Franklin High Income Fund (Fund) and applies the specialized accounting and reporting guidance in U.S. Generally Accepted Accounting Principles.

2. FINANCIAL INSTRUMENT VALUATION

The Fund’s investments in financial instruments are carried at fair value daily. Fair value is the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants on the measurement date. The Fund calculates the net asset value (NAV) per share as of 4 p.m. Eastern time each day the New York Stock Exchange (NYSE) is open for trading. Under compliance policies and procedures approved by the Trust’s Board of Trustees (the Board), the Fund’s administrator has responsibility for oversight of valuation, including leading the cross-functional Valuation Committee (VC). The VC provides administration and oversight of the Fund’s valuation policies and procedures, which are approved annually by the Board. Among other things, these procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers, and other market sources to determine fair value.

Equity securities listed on an exchange or on the NASDAQ National Market System are valued at the last quoted sale price or the official closing price of the day, respectively. Foreign equity securities are valued as of the close of trading on the foreign stock exchange on which the security is primarily traded or as of 4 p.m. Eastern time, whichever is earlier. The value is then converted into its U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the day that the value of the security is determined. Over-the-counter (OTC) securities are valued within the range of the most recent quoted bid and ask prices. Securities that trade in multiple markets or on multiple exchanges are valued according to the broadest and most representative market. Certain equity securities are valued based upon fundamental characteristics or relationships to similar securities.

Debt securities generally trade in the OTC market rather than on a securities exchange. The Fund’s pricing services use multiple valuation techniques to determine fair value. In instances where sufficient market activity exists, the pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the pricing services also utilize proprietary valuation models which may consider market characteristics such as benchmark yield curves, credit spreads, estimated default rates, anticipated market interest rate volatility, coupon rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair value. Securities denominated in a foreign currency are converted into their U.S. dollar equivalent at the foreign exchange rate in effect at 4 p.m. Eastern time on the date that the values of the foreign debt securities are determined.

Investments in open-end mutual funds are valued at the closing NAV.

The Fund has procedures to determine the fair value of financial instruments for which market prices are not reliable or readily available. Under these procedures, the VC convenes on a regular basis to review such financial instruments and considers a number of factors, including significant unobservable valuation inputs, when arriving at fair value. The VC primarily employs a market-based approach which may use related or comparable assets or liabilities, recent transactions, market multiples, book values, and other relevant information for the investment to determine the fair value of the investment. An income-based valuation approach may also be used in which the anticipated future cash flows of the investment are discounted to calculate fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Due to the inherent uncertainty of valuations of such investments, the fair values may differ significantly from the values that would have been used had an active market existed. The VC employs various methods for calibrating these valuation approaches including a regular review of key inputs and assumptions, transactional back-testing or disposition analysis, and reviews of any related market activity.

|11

FRANKLIN HIGH INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

2. FINANCIAL INSTRUMENT VALUATION (continued)

Trading in securities on foreign securities stock exchanges and OTC markets may be completed before 4 p.m. Eastern time. In addition, trading in certain foreign markets may not take place on every NYSE business day. Occasionally, events occur between the time at which trading in a foreign security is completed and the close of the NYSE that might call into question the reliability of the value of a portfolio security held by the Fund. As a result, differences may arise between the value of the Fund’s portfolio securities as determined at the foreign market close and the latest indications of value at the close of the NYSE. In order to minimize the potential for these differences, the VC monitors price movements following the close of trading in foreign stock markets through a series of country specific market proxies (such as baskets of American Depositary Receipts, futures contracts and exchange traded funds). These price movements are measured against established trigger thresholds for each specific market proxy to assist in determining if an event has occurred that may call into question the reliability of the values of the foreign securities held by the Fund. If such an event occurs, the securities may be valued using fair value procedures, which may include the use of independent pricing services.

When the last day of the reporting period is a non-business day, certain foreign markets may be open on those days that the NYSE is closed, which could result in differences between the value of the Fund’s portfolio securities on the last business day and the last calendar day of the reporting period. Any significant security valuation changes due to an open foreign market are adjusted and reflected by the Fund for financial reporting purposes.

3. INCOME TAXES
At August 31, 2016, the cost of investments and net unrealized appreciation (depreciation) for income tax purposes were as follows:
Cost of investments	$4,588,042,928
Unrealized appreciation.	$136,937,426
Unrealized depreciation.	(610,445,393)
Net unrealized appreciation (depreciation)	$(473,507,967)

4. Unfunded Loan Commitments

The Fund enters into certain credit agreements, all or a portion of which may be unfunded. The Fund is obligated to fund these loan commitments at the borrowers’ discretion. Unfunded loan commitments and funded portions of credit agreements are marked to market daily. Funded portions of credit agreements are presented in the Statement of Investments.

At August 31, 2016, unfunded commitments were as follows:
Unfunded
Borrower	Commitment
Goodrich Petroleum Corporation, cvt., senior secured note, PIK, 13.50%, 8/30/19	$8,250,000

|12

FRANKLIN HIGH INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

5. INVESTMENTS IN AFFILIATED MANAGEMENT INVESTMENT COMPANIES

The Fund invests in one or more affiliated management investment companies for purposes other than exercising a controlling influence over the management or policies. During the period ended August 31, 2016, the Fund held investments in affiliated management investment companies as follows:

% of
Affiliated
	Number of			Number of				Fund Shares
	Shares Held			Shares	Value			Outstanding
	at Beginning	Gross	Gross	Held at End	at End	Investment	Realized	Held at End
	of Period	Additions	Reductions	of Period	of Period	Income	Gain (Loss)	of Period

Non-Controlled Affiliates
Institutional Fiduciary Trust Money
Market Portfolio	142,510,253	329,266,191	(415,416,290)	56,360,154	$56,360,154	$—	$—	0.3%

6. FAIR VALUE MEASUREMENTS

The Fund follows a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs) and the Fund’s own market assumptions (unobservable inputs). These inputs are used in determining the value of the Fund’s financial instruments and are summarized in the following fair value hierarchy:

  Level 1 – quoted prices in active markets for identical financial instruments
  Level 2 – other significant observable inputs (including quoted prices for similar financial instruments, interest rates, prepayment speed, credit risk, etc.)
  Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of financial instruments)

The input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level.

For movements between the levels within the fair value hierarchy, the Fund has adopted a policy of recognizing the transfers as of the date of the underlying event which caused the movement.

A summary of inputs used as of August 31, 2016, in valuing the Fund’s assets and liabilities carried at fair value, is as follows:

	Level 1	Level 2	Level 3		Total
Assets:
Investments in Securities:
Equity Investments:[a]
Consumer Services	$—	$—	$120,072		$120,072
Transportation	—	3,793,394	—		3,793,394
All Other Equity Investments.	526,014	—	—		526,014
Corporate Bonds	—	4,014,203,092	9,198,964	[b]	4,023,402,056
Senior Floating Rate Interests	—	30,333,271	—		30,333,271
Litigation Trusts	—	—	—[b]		—
Short Term Investments	56,360,154	—	—		56,360,154
Total Investments in Securities	$56,886,168	$4,048,329,757	$9,319,036		$4,114,534,961

Liabilities:
Other Financial Instruments:
Unfunded Loan Commitments.	$—	$6,765	$—		$6,765

|13

aIncludes common and convertible preferred stocks as well as other equity investments.
bIncludes securities determined to have no value at August 31, 2016.

FRANKLIN HIGH INCOME TRUST

NOTES TO STATEMENT OF INVESTMENTS (UNAUDITED)

6. FAIR VALUE MEASUREMENTS (continued)

A reconciliation of assets in which Level 3 inputs are used in determining fair value is presented when there are significant Level 3 financial instruments at the end of the period.

7. SUBSEQUENT EVENTS

The Fund has evaluated subsequent events through the issuance of the Statement of Investments and determined that no events have occurred that require disclosure.

Abbreviations

Selected Portfolio
FRN	Floating Rate Note
PIK	Payment-In-Kind

For additional information on the Fund’s significant accounting policies, please refer to the Fund’s most recent semiannual or annual shareholder report.

|14

Item 2. Controls and Procedures.

(a) Evaluation of Disclosure Controls and Procedures.  The Registrant maintains disclosure controls and procedures that are designed to ensure that information required to be disclosed in the Registrant’s filings under the Securities Exchange Act of 1934 and the Investment Company Act of 1940 is recorded, processed, summarized and reported within the periods specified in the rules and forms of the Securities and Exchange Commission.  Such information is accumulated and communicated to the Registrant’s management, including its principal executive officer and principal financial officer, as appropriate, to allow timely decisions regarding required disclosure.  The Registrant’s management, including the principal executive officer and the principal financial officer, recognizes that any set of controls and procedures, no matter how well designed and operated, can provide only reasonable assurance of achieving the desired control objectives.

Within 90 days prior to the filing date of this Quarterly Schedule of Portfolio Holdings on Form N-Q, the Registrant had carried out an evaluation, under the supervision and with the participation of the Registrant’s management, including the Registrant’s principal executive officer and the Registrant’s principal financial officer, of the effectiveness of the design and operation of the Registrant’s disclosure controls and procedures.  Based on such evaluation, the Registrant’s principal executive officer and principal financial officer concluded that the Registrant’s disclosure controls and procedures are effective.

(b) Changes in Internal Controls.  There have been no changes in the Registrant’s internal controls or in other factors that could materially affect the internal controls over financial reporting subsequent to the date of their evaluation in connection with the preparation of this Quarterly Schedule of Portfolio Holdings on Form N-Q.

Item 3. Exhibits.

(a) Certification pursuant to Section 30a-2 under the Investment Company Act of 1940 of Laura F. Fergerson, Chief Executive Officer - Finance and Administration, and Gaston Gardey, Chief Financial Officer and Chief Accounting Officer.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

FRANKLIN HIGH INCOME TRUST

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By /s/Laura F. Fergerson

      Laura F. Fergerson

      Chief Executive Officer - Finance and Administration

Date  October 26, 2016

By /s/Gaston Gardey

      Gaston Gardey

      Chief Financial Officer and Chief Accounting Officer

Date  October 26, 2016